Restricted Cash - Additional Information (Detail) $ in Thousands	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2023 ft²	Dec. 31, 2022 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current assets	$ 1,500	$ 408		$ 408
Restricted cash, long-term assets		1,500
Old Stamford Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current assets		408
New Stamford Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Lease for office space area (square feet) | ft²			26,374
Leased office space area | ft²			26,374
Restricted cash, current assets	1,500
Restricted cash expected to become unrestricted	$ 1,500
Restricted cash, long-term assets		1,500
Letters of credit, face amount that can be reduced		500
Stamford Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current assets		$ 408		$ 408